Financial expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Financial expenses
Interest payable, net of capitalized interest	$ 66,797	$ 33,141
Amortization of deferred financing fees	6,191	6,640
Write-offs of deferred financing fees	7,035	867
Accretion of Convertible Notes due 2019 and 2022	6,435	6,009
Accretion of premiums and discounts on assumed debt	1,909	37
Total financial expenses	88,367	46,694
Average debt outstanding	2,800,000	2,000,000
Convertible Notes due 2019
Financial expenses
Write-offs of deferred financing fees	1,100
K-Sure Credit Facility
Financial expenses
Write-offs of deferred financing fees	3,300
BNPP Credit Facility
Financial expenses
Write-offs of deferred financing fees	100	500
Acceleration of amortization related to refinancing of credit facility	100
DVB 2016 Credit Facility
Financial expenses
Write-offs of deferred financing fees		300
Other Credit Facilities
Financial expenses
Acceleration of amortization related to refinancing of credit facility	2,600
Construction in progress
Financial expenses
Capitalized interest	157	$ 2,900
NPTI
Financial expenses
Debt assumed in business combination	$ 907,400